Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	March 31, 2020	March 31, 2019
Leasehold improvements	$-	$-
Computer and equipment	198,309	216,977
Automobiles	150,411	158,857
Capitalized lease	-	160,551
	348,720	536,385
less: Accumulated depreciation	(214,114)	(158,684)
Total, net	$134,606	$377,701